Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory, Net [Abstract]
Schedule of Inventories

Inventories consist of the following:
	March 31, 2017	December 31, 2016
Raw materials	$74,121	$59,415
Work-in-process	41,331	35,539
Finished goods	22,440	26,613
Operating and other supplies	106,828	111,996
Total inventories	$244,720	$233,563

Inventories, at December 31, consist of the following:

	2016	2015
Raw materials	$59,415	$52,121
Work-in-process	35,539	34,025
Finished goods	26,613	15,988
Operating and other supplies	111,996	129,738
Inventories	$233,563	$231,872